Fund Summaries Enhanced Equity Option Income Fund
Investment Objective
The Fund's investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Enhanced Equity Option Income Fund	Eaton Vance Enhanced Equity Option Income Fund-Class A	Eaton Vance Enhanced Equity Option Income Fund-Class C	Eaton Vance Enhanced Equity Option Income Fund-Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Enhanced Equity Option Income Fund		Eaton Vance Enhanced Equity Option Income Fund-Class A	Eaton Vance Enhanced Equity Option Income Fund-Class C	Eaton Vance Enhanced Equity Option Income Fund-Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.88%	1.88%	1.88%
Total Annual Fund Operating Expenses		3.18%	3.93%	2.93%
Expense Reimbursement	[1]	(1.68%)	(1.68%)	(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	1.25%
[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through March 31, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example - Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Enhanced Equity Option Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Enhanced Equity Option Income Fund-Class A	Class A shares	719	1,351	2,006	3,750
Eaton Vance Enhanced Equity Option Income Fund-Class C	Class C shares	328	1,044	1,878	4,042
Eaton Vance Enhanced Equity Option Income Fund-Class I	Class I shares	127	748	1,395	3,132

Expenses without Redemption
Expense Example, No Redemption - Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Enhanced Equity Option Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Enhanced Equity Option Income Fund-Class A	Class A shares	719	1,351	2,006	3,750
Eaton Vance Enhanced Equity Option Income Fund-Class C	Class C shares	228	1,044	1,878	4,042
Eaton Vance Enhanced Equity Option Income Fund-Class I	Class I shares	127	748	1,395	3,132

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests primarily in large-capitalization stocks, emphasizing stocks on which exchange traded call options are currently available. The Fund invests in common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.

The Fund pursues its objective in part by employing a strategy of writing (selling) covered call options on a portion of its stock holdings, although only up to 5% of the Fund's net assets, and may sell the stock underlying a call option prior to purchasing back the call option. Such sales shall occur no more than three days before the option buy back. The Fund will seek to enhance returns with premiums received in connection with its option writing activities. The extent of option writing activity will depend upon market conditions and the investment adviser's assessment of the attractiveness of writing call options on the Fund's stock holdings. The Fund may at times write call options on all of its stock holdings and may at other times, in certain market circumstances, have no outstanding options positions. The Fund seeks to produce current income from call option premiums and, to a lesser extent, from dividends on stocks held. The Fund may also write put options on individual stocks or pursue put options on stock indices and on individual stocks. As a result of the Fund's option strategy, the derivatives risk described below may be more significant for the Fund.

In addition to the Fund's primary options strategies as described herein, the Fund may invest in other derivative instruments to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part).

The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio managers look for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio managers will normally consider selling or trimming securities when they believe such securities have become overvalued, when fundamentals deteriorate or when the portfolio managers identify other securities that may result in a better opportunity.

Principal Risks

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was 12.36% for the quarter ended September 30, 2009, and the lowest quarterly return was -12.02% for the quarter ended June 30, 2010.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns - Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Enhanced Equity Option Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Life of Fund
Return Before Taxes Eaton Vance Enhanced Equity Option Income Fund-Class A	Class A Return Before Taxes		0.51%	(4.62%)
Return Before Taxes Eaton Vance Enhanced Equity Option Income Fund-Class C	Class C Return Before Taxes		5.02%	(3.22%)
Return Before Taxes Eaton Vance Enhanced Equity Option Income Fund-Class I	Class I Return Before Taxes		7.08%	(2.32%)
Return After Taxes on Distributions Eaton Vance Enhanced Equity Option Income Fund-Class A	Class A Return After Taxes on Distributions		0.47%	(4.71%)
Return After Taxes on Distributions and the Sale of Class A Shares Eaton Vance Enhanced Equity Option Income Fund-Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		3.03%	(3.01%)
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	(3.01%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on February 29, 2008. Life of Fund returns are calculated from February 29, 2008. (Source for S&P 500 Index returns: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Risk-Managed Equity Option Income Fund
Investment Objective
The Fund's investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Risk-Managed Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund	Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Eaton Vance Risk-Managed Equity Option Income Fund-Class C	Eaton Vance Risk-Managed Equity Option Income Fund-Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Risk-Managed Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund		Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Eaton Vance Risk-Managed Equity Option Income Fund-Class C	Eaton Vance Risk-Managed Equity Option Income Fund-Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.54%	2.29%	1.29%
Expense Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	1.25%
[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through March 31, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example - Eaton Vance Risk-Managed Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Class A shares	719	1,030	1,363	2,301
Eaton Vance Risk-Managed Equity Option Income Fund-Class C	Class C shares	328	712	1,222	2,622
Eaton Vance Risk-Managed Equity Option Income Fund-Class I	Class I shares	127	405	704	1,553

Expenses without Redemption
Expense Example, No Redemption - Eaton Vance Risk-Managed Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Class A shares	719	1,030	1,363	2,301
Eaton Vance Risk-Managed Equity Option Income Fund-Class C	Class C shares	228	712	1,222	2,622
Eaton Vance Risk-Managed Equity Option Income Fund-Class I	Class I shares	127	405	704	1,553

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests in large-capitalization common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.

The Fund intends to write (sell) call options and purchase put options and/or enter into put option spreads on one or more broad-based U.S. stock indices. The Fund generally intends to write index calls above the current value of the applicable index to seek to generate premium income and to purchase index puts below the current value of the applicable index to seek to reduce the Fund's exposure to market risk and volatility. In a put option spread, the Fund writes index put options in combination with the purchase of index put options at a higher exercise price. This combination protects the Fund against a decline in the index price, but only to the stated exercise price of the index option written. The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund's option strategy, the derivatives risk described below may be more significant for the Fund.

In pursuing its investment objective, the Fund will evaluate returns on an after-tax basis, seeking to reduce and defer shareholder taxes. For its investments in dividend-paying stocks, the Fund intends to emphasize stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains. Under federal income tax law enacted in 2003, the qualified dividend income of individuals and other noncorporate taxpayers is taxed at long-term capital gain tax rates if certain holding period and other requirements are met. The provisions of the tax code applicable to qualified dividend income are effective for taxable years beginning on or before December 31, 2012. Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken.

To seek to protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the sale of futures contracts on stocks and stock indices and options thereon, equity swaps, covered short sales and forward sales of stocks). By using these techniques rather than selling appreciated securities, the Fund can, within certain limitations, reduce its exposure to price declines in the securities without currently realizing substantial capital gains under current federal tax law. Derivatives instruments may also be used to seek return or as a substitute for the purchase or sale of securities or currencies and, in addition to the instruments named above, may include the purchase or sale of forward or futures contracts, options on futures contracts, exchange traded and over-the-counter options and equity collars.

The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio managers look for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio managers will normally consider selling or trimming securities when such securities become overvalued, when fundamentals deteriorate or when the portfolio managers identify other securities that may result in a better opportunity.

Principal Risks

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was 3.73 % for the quarter ended December 31, 2009, and the lowest quarterly return was -5.03% for the quarter ended June 30, 2010.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns - Eaton Vance Risk-Managed Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Life of Fund
Return Before Taxes Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Class A Return Before Taxes		(7.09%)	(1.80%)
Return Before Taxes Eaton Vance Risk-Managed Equity Option Income Fund-Class C	Class C Return Before Taxes		(3.05%)	(0.47%)
Return Before Taxes Eaton Vance Risk-Managed Equity Option Income Fund-Class I	Class I Return Before Taxes		(1.20%)	0.55%
Return After Taxes on Distributions Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Class A Return After Taxes on Distributions		(7.12%)	(2.82%)
Return After Taxes on Distributions and the Sale of Class A Shares Eaton Vance Risk-Managed Equity Option Income Fund-Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(2.17%)	(1.16%)
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	(3.01%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on February 29, 2008. Life of Fund returns are calculated from February 29, 2008. (Source for S&P 500 Index returns: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Eaton Vance Enhanced Equity Option Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Enhanced Equity Option Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return.
Fees and Expenses of the Fund	evsit31266_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Expense Breakpoint Discounts	evsit31266_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evsit31266_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests primarily in large-capitalization stocks, emphasizing stocks on which exchange traded call options are currently available. The Fund invests in common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.

The Fund pursues its objective in part by employing a strategy of writing (selling) covered call options on a portion of its stock holdings, although only up to 5% of the Fund's net assets, and may sell the stock underlying a call option prior to purchasing back the call option. Such sales shall occur no more than three days before the option buy back. The Fund will seek to enhance returns with premiums received in connection with its option writing activities. The extent of option writing activity will depend upon market conditions and the investment adviser's assessment of the attractiveness of writing call options on the Fund's stock holdings. The Fund may at times write call options on all of its stock holdings and may at other times, in certain market circumstances, have no outstanding options positions. The Fund seeks to produce current income from call option premiums and, to a lesser extent, from dividends on stocks held. The Fund may also write put options on individual stocks or pursue put options on stock indices and on individual stocks. As a result of the Fund's option strategy, the derivatives risk described below may be more significant for the Fund.

In addition to the Fund's primary options strategies as described herein, the Fund may invest in other derivative instruments to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part).

The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio managers look for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio managers will normally consider selling or trimming securities when they believe such securities have become overvalued, when fundamentals deteriorate or when the portfolio managers identify other securities that may result in a better opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests primarily in large-capitalization stocks, emphasizing stocks on which exchange traded call options are currently available. The Fund invests in common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evsit31266_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was 12.36% for the quarter ended September 30, 2009, and the lowest quarterly return was -12.02% for the quarter ended June 30, 2010.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on February 29, 2008. Life of Fund returns are calculated from February 29, 2008. (Source for S&P 500 Index returns: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Enhanced Equity Option Income Fund | Eaton Vance Enhanced Equity Option Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEEAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,351
5 Years	rr_ExpenseExampleYear05	2,006
10 Years	rr_ExpenseExampleYear10	3,750
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,351
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,750
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	18.64%
2010	rr_AnnualReturn2010	6.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly total return for Class A was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.02%)
Eaton Vance Enhanced Equity Option Income Fund | Eaton Vance Enhanced Equity Option Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEECX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	1,044
5 Years	rr_ExpenseExampleYear05	1,878
10 Years	rr_ExpenseExampleYear10	4,042
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,044
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,878
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,042
Eaton Vance Enhanced Equity Option Income Fund | Eaton Vance Enhanced Equity Option Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEEIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	3,132
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,132
Eaton Vance Enhanced Equity Option Income Fund | Return Before Taxes | Eaton Vance Enhanced Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	0.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.62%)
Eaton Vance Enhanced Equity Option Income Fund | Return Before Taxes | Eaton Vance Enhanced Equity Option Income Fund-Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.02%
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.22%)
Eaton Vance Enhanced Equity Option Income Fund | Return Before Taxes | Eaton Vance Enhanced Equity Option Income Fund-Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	7.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.32%)
Eaton Vance Enhanced Equity Option Income Fund | Return After Taxes on Distributions | Eaton Vance Enhanced Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	0.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.71%)
Eaton Vance Enhanced Equity Option Income Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Eaton Vance Enhanced Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	3.03%
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.01%)
Eaton Vance Enhanced Equity Option Income Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.01%)
Eaton Vance Risk-Managed Equity Option Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk-Managed Equity Option Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return.
Fees and Expenses of the Fund	evsit31266_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Expense Breakpoint Discounts	evsit31266_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 23 of the Fund's Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evsit31266_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests in large-capitalization common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.

The Fund intends to write (sell) call options and purchase put options and/or enter into put option spreads on one or more broad-based U.S. stock indices. The Fund generally intends to write index calls above the current value of the applicable index to seek to generate premium income and to purchase index puts below the current value of the applicable index to seek to reduce the Fund's exposure to market risk and volatility. In a put option spread, the Fund writes index put options in combination with the purchase of index put options at a higher exercise price. This combination protects the Fund against a decline in the index price, but only to the stated exercise price of the index option written. The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund's option strategy, the derivatives risk described below may be more significant for the Fund.

In pursuing its investment objective, the Fund will evaluate returns on an after-tax basis, seeking to reduce and defer shareholder taxes. For its investments in dividend-paying stocks, the Fund intends to emphasize stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains. Under federal income tax law enacted in 2003, the qualified dividend income of individuals and other noncorporate taxpayers is taxed at long-term capital gain tax rates if certain holding period and other requirements are met. The provisions of the tax code applicable to qualified dividend income are effective for taxable years beginning on or before December 31, 2012. Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken.

To seek to protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the sale of futures contracts on stocks and stock indices and options thereon, equity swaps, covered short sales and forward sales of stocks). By using these techniques rather than selling appreciated securities, the Fund can, within certain limitations, reduce its exposure to price declines in the securities without currently realizing substantial capital gains under current federal tax law. Derivatives instruments may also be used to seek return or as a substitute for the purchase or sale of securities or currencies and, in addition to the instruments named above, may include the purchase or sale of forward or futures contracts, options on futures contracts, exchange traded and over-the-counter options and equity collars.

The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio managers look for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio managers will normally consider selling or trimming securities when such securities become overvalued, when fundamentals deteriorate or when the portfolio managers identify other securities that may result in a better opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks. The Fund invests in large-capitalization common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The Fund may also invest a portion of its assets in stocks of mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evsit31266_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was 3.73 % for the quarter ended December 31, 2009, and the lowest quarterly return was -5.03% for the quarter ended June 30, 2010.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on February 29, 2008. Life of Fund returns are calculated from February 29, 2008. (Source for S&P 500 Index returns: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Risk-Managed Equity Option Income Fund | Eaton Vance Risk-Managed Equity Option Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,363
10 Years	rr_ExpenseExampleYear10	2,301
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,030
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,363
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,301
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	6.36%
2010	rr_AnnualReturn2010	(1.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the period from December 31, 2008 through December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly total return for Class A was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Eaton Vance Risk-Managed Equity Option Income Fund | Eaton Vance Risk-Managed Equity Option Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,622
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,622
Eaton Vance Risk-Managed Equity Option Income Fund | Eaton Vance Risk-Managed Equity Option Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	704
10 Years	rr_ExpenseExampleYear10	1,553
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	405
5 Years	rr_ExpenseExampleNoRedemptionYear05	704
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,553
Eaton Vance Risk-Managed Equity Option Income Fund | Return Before Taxes | Eaton Vance Risk-Managed Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(7.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.80%)
Eaton Vance Risk-Managed Equity Option Income Fund | Return Before Taxes | Eaton Vance Risk-Managed Equity Option Income Fund-Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(3.05%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.47%)
Eaton Vance Risk-Managed Equity Option Income Fund | Return Before Taxes | Eaton Vance Risk-Managed Equity Option Income Fund-Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(1.20%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.55%
Eaton Vance Risk-Managed Equity Option Income Fund | Return After Taxes on Distributions | Eaton Vance Risk-Managed Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(7.12%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.82%)
Eaton Vance Risk-Managed Equity Option Income Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Eaton Vance Risk-Managed Equity Option Income Fund-Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	(2.17%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.16%)
Eaton Vance Risk-Managed Equity Option Income Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.01%)

[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through March 31, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.